Obligations Related to Finance Leases - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Jan. 31, 2024 USD ($) vessel	Sep. 30, 2023 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) vessel valuator	Mar. 31, 2024 vessel	Mar. 31, 2024 credit_facility	Dec. 31, 2022 USD ($)
Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Number of Third Party Valuators | valuator					2
Teekay Tankers
Capital Leased Assets [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent					8.40%			7.20%
Finance Lease Liability, Gross | $					$ 140,811,000			$ 536,480,000
Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line | $					$ 35,000,000
Percentage of debt					5.00%
Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms					six
Teekay Tankers | Minimum | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Long-term Debt, Term					6 months
Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms					nine
Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Approximate capital leases future minimum payments due | $					$ 181,700,000			695,200,000
Finance Lease, Liability, Undiscounted Excess Amount | $					$ 40,900,000			$ 158,700,000
July 2017, November 2018, September 2021, November 2021, March 2022 and April 2022 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels | vessel					8
July 2017, November 2018, September 2021, November 2021, March 2022 and April 2022 Sale Leaseback | Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Number of vessels | vessel					8
Number of Vessels with Purchase Option | vessel					8
November 2021 and April 2022 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels | vessel					8
July 2017, November 2018, September 2021 and March 2022 Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Minimum hull coverage ratio					100.00%
July 2017, November 2018, September 2021 and March 2022 Leaseback | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Actual hull coverage ratio					232.00%			173.00%
July 2017, November 2018, September 2021 and March 2022 Leaseback | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Actual hull coverage ratio					285.00%			292.00%
March 2023 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Net Proceeds | $				$ 164,300,000
March 2023 Sale Leaseback | Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Number of vessels | vessel					9
May 2023 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Net Proceeds | $			$ 142,800,000
May 2023 Sale Leaseback | Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Number of vessels | vessel					6
September 2023 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Net Proceeds | $		$ 57,200,000
September 2023 Sale Leaseback | Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Number of vessels | vessel					4
January 2024 Sale Leaseback | Teekay Tankers | Subsequent Events
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Expected Cost of Repurchase | $	$ 137,000,000
sale leaseback transaction, expected amount of vessel repurchase						8	8
Sale Leaseback Transaction, Vessels Unencumbered						8	8
January 2024 Sale Leaseback | Teekay Tankers | Suezmax, Aframax and LR2 Vessels | Subsequent Events
Capital Leased Assets [Line Items]
Number Of Vessels To Be Purchased | vessel	8
January 2024 Sale Leaseback | Teekay Tankers | Suezmax Tanker | Subsequent Events
Capital Leased Assets [Line Items]
Number Of Vessels To Be Purchased | vessel	8
Sale Leaseback Transaction, Expected Cost of Repurchase | $	$ 137,000,000